NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	Communications - 3.4%
96,348	Maplebear, Inc.(a)	$4,333,733
34,629	Match Group, Inc.	1,118,170
7,516	Nexstar Media Group, Inc.	1,526,124
37,329	Omnicom Group, Inc.	3,014,317
		9,992,344
	Consumer Discretionary - 12.1%
35,241	Autoliv, Inc.	4,183,107
43,700	Carter’s, Inc.	1,417,191
34,083	Champion Homes, Inc.(a)	2,880,013
15,215	Darden Restaurants, Inc.	2,799,864
15,601	Green Brick Partners, Inc.(a)	977,559
7,190	Group 1 Automotive, Inc.	2,827,828
28,869	Lear Corporation	3,308,387
13,263	Lululemon Athletica, Inc.(a)	2,756,185
112,823	Mattel, Inc.(a)	2,238,408
43,937	MGM Resorts International(a)	1,603,261
106,219	Mister Car Wash, Inc.(a)	590,578
10,953	Penske Automotive Group, Inc.	1,733,750
47,513	PROG Holdings, Inc.	1,401,158
39,366	Service Corp International	3,069,367
18,011	Sonic Automotive, Inc., Class A	1,114,160
59,231	Topgolf Callaway Brands Corporation(a)	691,226
41,705	YETI Holdings, Inc.(a)	1,842,110
		35,434,152
	Consumer Staples - 4.8%
234,790	Albertsons Companies, Inc., Class A	4,031,344
46,195	BellRing Brands, Inc.(a)	1,234,792
24,763	Dollar Tree, Inc.(a)	3,046,097
47,389	Quanex Building Products Corporation	728,843
105,505	Simply Good Foods Company (The)(a)	2,118,541
36,615	Sprouts Farmers Market, Inc.(a)	2,917,117
		14,076,734
	Energy - 6.4%
36,344	Chord Energy Corporation	3,369,089

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Energy - 6.4% (Continued)
46,324	ConocoPhillips	$4,336,389
28,807	Innovex International, Inc.(a)	630,009
80,842	Noble Corp plc	2,282,978
227,924	Nov, Inc. COM	3,562,453
444,111	Patterson-UTI Energy, Inc.	2,713,518
26,240	Weatherford International PLC	2,053,542
		18,947,978
	Financials - 23.2%
24,314	American Financial Group, Inc.	3,323,237
32,687	Ameris Bancorp	2,427,663
156,964	Apollo Commercial Real Estate Finance, Inc.	1,519,412
6,563	Assurant, Inc.	1,580,699
62,227	Bank OZK	2,863,687
54,017	CNO Financial Group, Inc.	2,294,102
14,702	Enact Holdings, Inc.	582,787
5,559	Everest Group Ltd.	1,886,447
184,223	First Horizon Corporation	4,402,930
210,462	FNB Corp	3,598,900
143,912	Fulton Financial Corporation	2,781,819
8,819	GATX Corporation	1,495,702
10,115	Goosehead Insurance, Inc., Class A(a)	744,970
11,976	Hanover Insurance Group, Inc. (The)	2,188,854
15,847	Houlihan Lokey, Inc.	2,760,389
38,698	Moelis & Company, Class A	2,660,101
28,474	OFG Bancorp	1,166,865
8,623	Piper Sandler Companies	2,929,318
140,095	Provident Financial Services, Inc.	2,766,876
25,289	Raymond James Financial, Inc.	4,061,161
21,634	Reinsurance Group of America, Inc.	4,401,653
22,828	SEI Investments Company	1,872,353
34,186	Selective Insurance Group, Inc.	2,860,342
28,197	Stifel Financial Corporation	3,530,828
14,045	Trupanion, Inc.(a)	524,862
56,424	Unum Group	4,372,859

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Financials - 23.2% (Continued)
41,910	Walker & Dunlop, Inc.	$2,520,887
		68,119,703
	Health Care - 3.6%
117,725	AdaptHealth Corporation(a)	1,172,541
52,187	BioMarin Pharmaceutical, Inc.(a)	3,101,473
22,150	Cardinal Health, Inc.	4,551,825
27,034	Dexcom, Inc.(a)	1,794,247
		10,620,086
	Industrials - 11.0%
60,651	ABM Industries, Inc.	2,565,537
25,399	Alarm.com Holdings, Inc.(a)	1,295,857
21,421	Arcosa, Inc.	2,277,481
14,046	Exponent, Inc.	975,635
124,766	Hayward Holdings, Inc.(a)	1,927,635
23,606	Matson, Inc.	2,916,521
32,621	Nextpower, Inc., Class A(a)	2,841,615
20,741	Oshkosh Corporation	2,605,692
71,302	Resideo Technologies, Inc.(a)	2,504,126
195,806	RXO, Inc.(a)	2,474,988
26,690	SkyWest, Inc.(a)	2,679,943
10,542	UniFirst Corporation	2,033,552
3,909	United Rentals, Inc.	3,163,632
115,128	WillScot Holdings Corporation	2,167,860
		32,430,074
	Materials - 9.3%
93,862	Alcoa Corporation	4,987,827
35,479	AptarGroup, Inc.	4,327,019
12,353	Eagle Materials, Inc.	2,553,118
16,784	Ecolab, Inc.	4,406,136
14,752	Greif, Inc., Class A	998,710
38,530	Owens Corning	4,311,892
15,397	Vulcan Materials Company	4,391,532
6,179	WD-40 Company	1,216,645
		27,192,879

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Real Estate - 8.8%
32,777	Agree Realty Corporation	$2,360,927
37,816	American Assets Trust, Inc.	715,857
101,632	American Homes 4 Rent, Class A	3,262,387
75,071	CubeSmart	2,706,310
22,697	EPR Properties	1,132,580
48,531	Equity LifeStyle Properties, Inc.	2,941,464
35,348	Four Corners Property Trust, Inc.	815,125
31,736	Getty Realty Corporation	868,614
13,180	Jones Lang LaSalle, Inc.(a)	4,434,675
63,696	NNN REIT, Inc.	2,524,272
106,652	Rexford Industrial Realty, Inc.	4,129,566
		25,891,777
	Technology - 11.1%
40,093	ACI Worldwide, Inc.(a)	1,916,846
16,088	Broadridge Financial Solutions, Inc.	3,590,360
29,881	CTS Corporation	1,280,998
64,601	DoubleVerify Holdings, Inc.(a)	739,035
22,955	Euronet Worldwide, Inc.(a)	1,747,105
78,736	KBR, Inc.	3,165,187
18,246	Leidos Holdings, Inc.	3,291,578
21,338	Maximus, Inc.	1,841,896
7,456	Morningstar, Inc.	1,620,263
39,316	NetScout Systems, Inc.(a)	1,063,891
73,595	Nutanix, Inc., A(a)	3,804,126
115,926	Payoneer Global, Inc.(a)	651,504
55,766	Photronics, Inc.(a)	1,784,513
28,054	Q2 Holdings, Inc.(a)	2,024,377
80,254	Teradata Corporation(a)	2,442,932
59,285	Veeco Instruments, Inc.(a)	1,694,365
		32,658,976
	Utilities - 5.0%
51,797	Avista Corporation	1,996,256
32,191	Evergy, Inc.	2,333,526
73,254	FirstEnergy Corporation	3,279,582

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Utilities - 5.0% (Continued)
37,515	H2O America	$1,837,860
87,783	OGE Energy Corporation	3,748,333
16,405	Pinnacle West Capital Corporation	1,455,124
		14,650,681

	TOTAL COMMON STOCKS (Cost $281,425,881)	290,015,384

	EXCHANGE-TRADED FUNDS — 1.0%
	Equity - 1.0%
14,098	Vanguard Small-Cap Value ETF	2,985,815
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,980,420)

	TOTAL INVESTMENTS - 99.7% (Cost $284,406,301)	$293,001,199
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	929,013
	NET ASSETS - 100.0%	$293,930,212

(a)	Non-income producing security.

ETF - Exchange-Traded Fund

Ltd. - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust